Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Cash and Cash Equivalents	$ 888,704	$ 376,421	$ 888,704	$ 347,892
Warrants for services at fair market value	632,779
Options under the 2011 Equity Incentive Plan at fair market value	115,626
Common stock for services at fair market value	30,750
Comprehensive loss relating to foreign currency translation	(25,519)	(38,914)	(59,795)
Revenue Recognition	0	54,968
Research and development expenses	2,503,765	2,773,142	6,970,137
Impairment of long-lived assets	$ 350,000	$ 0
Warrant [Member]
Potentially dilutive warrants	529,069		529,069
Dilutive Warrants And Options [Member]
Potentially dilutive warrants and options	1,381,789		1,381,789